Employee Benefits - Weighted average of significant actuarial assumptions adopted to determine defined benefit cost and defined benefit obligation (Detail)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	3.75%	4.30%
Net interest cost	3.70%	4.05%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Discount rate	3.85%	3.70%
Rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	1.74%	1.95%
Net interest cost	1.64%	1.86%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2008	AVOE 2008
Discount rate	1.65%	1.64%
Rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2018	AVOE 2008